Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current		€ 1,246	€ 1,036
Capitalized contract cost, non-current		3,154	3,019
Assets recognised from costs to obtain or fulfil contracts with customers		4,400	4,054
Other current non-financial assets		2,374	2,139
Other non-current non-financial assets		3,573	3,580
Other non-financial assets		€ 5,947	€ 5,719
Capitalized contract cost as % of other non-financial assets, current		52.00%	48.00%
Capitalized contract cost as % of other non-financial assets, non-current		88.00%	84.00%
Capitalized contract cost as % of Other non-financial assets		74.00%	71.00%
Customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization expenses	€ 80	€ 121
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range		18 months to seven years
Capitalized contract cost, current		€ 1,046	€ 871
Capitalized contract cost, non-current		2,918	2,812
Assets recognised from costs to obtain or fulfil contracts with customers		3,964	3,684
Amortization expenses of capitalized contract costs		€ 1,000	725
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period range		one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range		five to eight years
Capitalized contract cost, current		€ 199	164
Capitalized contract cost, non-current		236	206
Assets recognised from costs to obtain or fulfil contracts with customers		436	370
Amortization expenses of capitalized contract costs		€ 327	€ 243